FAIR VALUE - Schedule of Activity under Level 3, Fair Value Measurements using Significant Unobservable Inputs by Asset Type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total gains or (losses) (realized/unrealized)
Transfers in and/or (out) of Level 3 and reclassification of securities in/(out) of investment categories	$ 0	$ 0
Market Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance fixed maturities	2,189,000,000	1,993,000,000
Total gains or (losses) (realized/unrealized)
Included in earnings (or changes in net assets)	$ (52,000,000)	$ 0
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income (loss)	Net income (loss)
Included in other comprehensive income (loss)	$ 1,000,000	$ 13,000,000
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net increase (decrease) during the period	Net increase (decrease) during the period
Purchases, issuances and settlements	$ 336,000,000	$ 183,000,000
Transfers in and/or (out) of Level 3 and reclassification of securities in/(out) of investment categories	0	0
Ending balance	2,474,000,000	2,189,000,000
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$ (29,000,000)	$ (3,000,000)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Available-for-Sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	Other Comprehensive Income (Loss), Available-for-Sale Securities Adjustment, Net of Tax, Portion Attributable to Parent
Market Value | Corporate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance fixed maturities	$ 518,000,000	$ 672,000,000
Total gains or (losses) (realized/unrealized)
Included in earnings (or changes in net assets)	(38,000,000)	(1,000,000)
Included in other comprehensive income (loss)	(7,000,000)	1,000,000
Purchases, issuances and settlements	(103,000,000)	(154,000,000)
Transfers in and/or (out) of Level 3 and reclassification of securities in/(out) of investment categories	0	0
Ending balance	370,000,000	518,000,000
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(16,000,000)	(3,000,000)
Market Value | Asset-Backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance fixed maturities	1,657,000,000	1,305,000,000
Total gains or (losses) (realized/unrealized)
Included in earnings (or changes in net assets)	(13,000,000)	0
Included in other comprehensive income (loss)	8,000,000	12,000,000
Purchases, issuances and settlements	440,000,000	339,000,000
Transfers in and/or (out) of Level 3 and reclassification of securities in/(out) of investment categories	0	0
Ending balance	2,091,000,000	1,657,000,000
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(14,000,000)	0
Market Value | Foreign Corporate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance fixed maturities	14,000,000	16,000,000
Total gains or (losses) (realized/unrealized)
Included in earnings (or changes in net assets)	0	1,000,000
Included in other comprehensive income (loss)	0	0
Purchases, issuances and settlements	0	(2,000,000)
Transfers in and/or (out) of Level 3 and reclassification of securities in/(out) of investment categories	0	0
Ending balance	14,000,000	14,000,000
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$ 0	$ 0